Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company provides services related to the US interface for the Parent and its other affiliates. These services include financial, tax, trade compliance, marketing and communications and legal.
The Company also has related-party sales with the Parent and its other affiliates that occur in the regular course of business.
Related-party sales for these transactions are included in revenues and were $54 million and $4 million or the six-month periods ended June 30, 2022 and June 30, 2021, respectively and $51 million and $2 million for the three- month periods ended June 30, 2022 and June 30, 2021 respectively.
The Company has related-party purchases with the Parent and its other affiliates that occur in the regular course of business. Related-party purchases for these transactions are included in cost of revenues and were $18 million and $6 million for the six-month periods ended June 30, 2022 and June 30, 2021, respectively and related-party purchases for these transactions are included in cost of revenues for the three -month periods ended June 30, 2022 and June 30, 2021 were $7 million and $5 million, respectively.
The receivables related to these transactions with the Parent and its other affiliates of $17 million and $2 million as of June 30, 2022 and December 31, 2021, respectively, and payables of $9 million and $1 million respectively, are recorded in our Consolidated Balance Sheets. An unbilled receivable with the Parent and its other affiliates of $36 million is included in contract assets in our Consolidated Balance Sheets as of June 30, 2022.
The Company entered into a Surplus Treasury Agreement with US Holding (the “Surplus Agreement”) in December 2019. The Surplus Agreement allows the Company to advance excess funds to US Holding when funds are available. The advances bear interest at LIBOR plus between 5 and 20 basis points depending on the tenor of the advance. As of June 30, 2022 and December 31, 2021 the Company did not advance any amount to US Holding.
The Company entered into Tax Allocation Agreement with US Holding, dated as of November 16, 2020. Refer to Note 1: Summary of Significant Accounting Policies for more information.
Related Party Transactions
Under our current proxy agreement, DRS remains largely independent from the Parent. Additionally, the Company provides services related to the US interface for the Parent and its other affiliates. These services include financial, tax, trade compliance, marketing and communications and legal.
The Company also has related-party sales with the Parent and its other affiliates that occur in the regular course of business. Related-party sales for these transactions are included in revenues and were $11 million, $26 million and $16 million for the years ended December 31, 2021,2020 and 2019, respectively. The receivables related to these transactions with the Parent and its other affiliates of $2 million and $5 million, respectively, and payables of $1 million and $8 million, respectively, are included in accounts receivable and accounts payable in our Consolidated Balance Sheet as of December 31, 2021 and 2020.
The Company entered into a Surplus Treasury Agreement with US Holding (the “Surplus Agreement”) in December 2019. The Surplus Agreement allows the Company to advance excess funds to US Holding when funds are available. The advances bear interest at LIBOR plus between 5 and 20 basis points depending on the tenor of the advance. As of December 31, 2021 and 2020, the Company had advanced $0 million and $115 million to US Holding, which is presented on the balance sheet as a related party note receivable.
During 2020, US Holding forgave $300 million of related party debt. This was treated as a capital transaction and the amount was recorded in additional paid-in capital, as US Holding is a related party.
The Company entered into Tax Allocation Agreement with US Holding, dated as of November 16, 2020. Refer to Note 1: Summary of Significant Accounting Policies for more information.